Right-of-use assets (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019	Apr. 01, 2019	Jan. 02, 2019
Lessee, Lease, Description [Line Items]
Operating lease liability	$ 39,556	$ 74,067	$ 103,918		$ 127,615
Anguilla Office Operating Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Discount rate				5.00%
Operating Lease, License Agreement [Member]
Lessee, Lease, Description [Line Items]
Discount rate							12.00%
Facility in Vancouver, Canada [Member]
Lessee, Lease, Description [Line Items]
Discount rate						4.12%
Operating lease liability						$ 125,474